Derivative financial instruments - Total recognised derivative assets/(liabilities) (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	£ 303,602	£ 252,459
Derivative financial instruments	(291,785)	(240,808)
Derivatives
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	120,718,134	100,792,243
Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	303,602	252,459
Derivative financial instruments	(291,785)	(240,808)
Derivatives in hedge accounting relationships | Derivatives
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	341,973	320,316
Derivatives in hedge accounting relationships | Derivatives designated as cash flow hedges | Derivatives
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	161,205	151,412
Derivatives in hedge accounting relationships | Derivatives designated as fair value hedges | Derivatives
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	176,326	164,515
Derivatives in hedge accounting relationships | Derivatives designated as hedges of net investments | Derivatives
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	4,442	4,389
Derivatives in hedge accounting relationships | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets designated in hedge accounting relationships	2,222	2,716
Derivative liabilities designated in hedge accounting relationships	(719)	(681)
Derivatives in hedge accounting relationships | Fair value | Derivatives designated as cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Derivative assets designated in hedge accounting relationships	2,132	2,485
Derivative liabilities designated in hedge accounting relationships	(100)	(86)
Derivatives in hedge accounting relationships | Fair value | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Derivative assets designated in hedge accounting relationships	50	75
Derivative liabilities designated in hedge accounting relationships	(576)	(552)
Derivatives in hedge accounting relationships | Fair value | Derivatives designated as hedges of net investments
Disclosure of detailed information about financial instruments [line items]
Derivative assets designated in hedge accounting relationships	40	156
Derivative liabilities designated in hedge accounting relationships	(43)	(43)
Held for trading | Derivatives
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	120,376,161	100,471,927
Held for trading | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	301,380	249,743
Derivative financial liabilities held for trading	(291,066)	(240,127)
Held for trading | Foreign exchange derivatives | Derivatives
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	10,343,102	8,534,098
Held for trading | Foreign exchange derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	88,073	74,246
Derivative financial liabilities held for trading	(82,139)	(71,778)
Held for trading | Interest rate derivatives | Derivatives
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	103,471,652	86,471,333
Held for trading | Interest rate derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	96,185	93,166
Derivative financial liabilities held for trading	(82,336)	(79,718)
Held for trading | Credit derivatives | Derivatives
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	1,974,655	1,736,768
Held for trading | Credit derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	8,832	7,851
Derivative financial liabilities held for trading	(9,520)	(8,379)
Held for trading | Equity and stock index and commodity derivatives | Derivatives
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	4,586,752	3,729,728
Held for trading | Equity and stock index and commodity derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	108,290	74,480
Derivative financial liabilities held for trading	£ (117,071)	£ (80,252)